PRINCIPAL SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
PRINCIPAL SUBSIDIARIES

2. PRINCIPAL SUBSIDIARIES

The following table lists the subsidiaries of Brookfield Renewable which, in the opinion of management, significantly affect its financial position and results of operations as at December 31, 2018:

	Jurisdiction of	Percentage of
	Incorporation	voting securities
	or Organization	owned or controlled (%)
Alta Wind VIII LLC(1)	Delaware	100
BIF II Safe Harbor Holdings LLC(1)	Delaware	100
BIF III Holtwood LLC(1)	Delaware	100
BRE GLBL Holdings L.P.(1)	Bermuda	100
BRI Green Energy Limited(1)	Republic of Ireland	100
Brookfield BRP Canada Corp.	Alberta	100
Brookfield Energia Comercializadora Ltda	Brazil	100
Brookfield Power US Holding America Co.	Delaware	100
Brookfield Renewable UK Hydro Limited	England and Wales	100
Brookfield Smoky Mountain Hydropower LLC(1)	Delaware	100
Brookfield White Pine Hydro LLC(1)	Delaware	100
Catalyst Old River Hydroelectric Limited Partnership(2)	Louisiana	75
Erie Boulevard Hydropower, L.P.	Delaware	100
Great Lakes Hydro America, LLC	Delaware	100
Great Lakes Power Limited	Ontario	75
Hawks Nest Hydro LLC	Delaware	100
Isagen S.A. E.S.P.(1)	Colombia	99.5
Kwagis Power Limited Partnership	British Columbia	75
Lièvre Power L.P.	Québec	100
Mississagi Power Trust	Québec	100
Orion Canadian Holdings 1 AIV L.P.	Ontario	100
Powell River Energy Inc.	Canada	100
Rumford Falls Hydro LLC	Delaware	100
Safe Harbor Water Power Corporation(1)	Pennsylvania	100
Tangará Energia S.A.(1)	Brazil - São Paulo	100
Windstar Energy, LLC	California	100
2016 Comber Wind Limited Partnership	Ontario	100

  Voting control held through voting agreements with Brookfield.
  Non-voting economic interest held through preferred shares and secured notes.